Debt - SG Funding Facility (Details) - USD ($) $ in Thousands		1 Months Ended	4 Months Ended	8 Months Ended	11 Months Ended
	Dec. 18, 2023	Dec. 31, 2025	Dec. 04, 2025	Aug. 27, 2024	Jul. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 13,583,000				$ 7,811,000
Principal Amount Outstanding		11,194,548				4,602,317
SG Funding Facility | Line of Credit
Line of Credit Facility [Line Items]
Aggregate principal amount		1,825,000				1,825,000
Borrowing capacity increase		2,500,000				2,000,000
Principal Amount Outstanding		612,811				$ 861,811
SG Funding Facility | Line of Credit | Secured Debt
Line of Credit Facility [Line Items]
Aggregate principal amount		556,250
SG Funding Facility | Line of Credit | Revolving Credit Facility
Line of Credit Facility [Line Items]
Aggregate principal amount		$ 1,268,750
Interest Rate		1.80%	1.90%	2.60%	2.05%
SG Funding Facility | Line of Credit | Revolving Credit Facility | Applicable Benchmark, Collateral Pool, Broadly Syndicated Loans
Line of Credit Facility [Line Items]
Interest Rate	1.90%
SG Funding Facility | Line of Credit | Revolving Credit Facility | Applicable Benchmark, Collateral Pool, Not Broadly Syndicated Loans
Line of Credit Facility [Line Items]
Interest Rate	2.80%
SG Funding Facility | Term Loans | Revolving Credit Facility
Line of Credit Facility [Line Items]
Interest Rate			1.85%